Non-Current Assets or Disposal Groups Classified as Held For Sale - Summary of Additional Financial Information on Hidroaysen (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of noncurrent assets and disposal groups classified as held for sale [line items]
Total Current Assets	$ 1,059,341,785	$ 866,526,937
Cash and cash equivalents	419,456,026	245,999,192	$ 144,261,845	$ 133,015,629
Total Non Current Assets	4,635,431,223	4,532,184,075
Property, plant and equipment	3,585,687,137	3,476,128,634
Total Current Liabilities	816,816,646	757,246,647
Profit (loss)	523,417,911	$ 565,271,116	$ 346,968,164
Centrales Hidroelectricas de Aysen S.A. [Member]
Disclosure of noncurrent assets and disposal groups classified as held for sale [line items]
Total Current Assets	355,835
Cash and cash equivalents	355,446
Total Non Current Assets	8,030,172
Property, plant and equipment	8,030,172
Total Current Liabilities	139,182
Other fixed operating expenses	(8,144,855)
Interest income	24,829
Profit (loss)	$ (8,193,671)